Background and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property and Equipment
Property and equipment consist of the following as of:

	December 31,
	2018	2017
	(in millions)
Land	$21.0	$26.4
Buildings	89.0	92.3
Machinery and equipment	252.2	242.2
	362.2	360.9
Accumulated depreciation	(146.5)	(127.5)
	$215.7	$233.4

Changes in the Company's Warranty Reserves
The following table summarizes changes in the Company’s warranty reserves:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Balance at the beginning of year	$9.7	$8.6	$8.2
Warranty expense	11.6	15.1	12.2
Warranty claims paid	(12.2)	(14.6)	(11.7)
Foreign currency translation adjustments	(0.4)	0.6	(0.1)
Balance at the end of year	$8.7	$9.7	$8.6